SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
NOL carryover	$ 3,508,211	$ 3,354,581
Valuation allowance	(3,508,211)	(3,354,581)
Net deferred tax asset